CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 1,254,494	$ 3,475,695
Accounts receivable (includes unbilled receivables of $109,475 and $109,194 as of December 31, 2022 and 2021, respectively)	1,008,375	1,278,286
Related party receivables	31,446	13,648
Prepaid expenses and other current assets	580,086	996,602
Total Current Assets	2,874,401	5,764,231
Capitalized internal-use software, net	1,418,672	1,160,044
Goodwill	1,248,664	1,248,664
Intangible assets, net	251,686	201,807
Property and equipment, net	300,664	111,768
Operating lease right of use assets	315,765
Other assets	2,066	178,140
Total Assets	6,411,918	8,664,654
Current Liabilities:
Accounts payable	945,162	304,140
Related party payables	273,176	252,773
Accrued expenses	1,099,824	1,059,532
Deferred revenue	1,811,680	503,433
Income tax payable	21,076
Short-term operating lease liabilities	177,795
Short-term financial liabilities	118,860
Customer deposit liabilities		280,108
Total Current Liabilities	4,447,573	2,399,986
Warrant liabilities	261,569	374,694
Non-convertible notes plus accrued interest of $16,458 and $12,252, on December 31, 2022 and December 31, 2021, respectively	886,465	856,258
Long-term financial liabilities	88,760
Long-term operating lease liabilities	102,407
Total Liabilities	5,786,774	3,630,938
Commitments
Stockholders' Equity:
Series A Preferred Stock $.01 par value, 2000,000 shares authorized, 0 shares issued and outstanding at December 31, 2022 and 2021, respectively	0
Common stock $.01 par value, 50,000,000 shares authorized, 4,910,815 and 4,151,542 shares issued and 4,854,302 and 4,095,029 outstanding at December 31, 2022 and 2021, respectively	48,543	40,950
Additional paid-in capital	39,496,183	31,985,880
Stockholders' notes receivable	(18,547)	(130,267)
Accumulated other comprehensive income	237,252	183,900
Accumulated deficit	(39,299,726)	(27,208,186)
Total T Stamp Inc. Stockholders' Equity	463,705	4,872,277
Noncontrolling interest	161,439	161,439
Total Stockholders' Equity (Deficit)	625,144	5,033,716
Total Liabilities and Stockholders' Equity (Deficit)	$ 6,411,918	$ 8,664,654